Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2026
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Cybersecurity Risk Management and Strategy

Our cybersecurity risk management mechanism is fully integrated into the Company’s overall risk management system. The Board of Directors regularly reviews our cybersecurity control framework and cybersecurity strategy. We have formulated and issued formal Cybersecurity Management Policy and its detailed implementation guidelines, which were first adopted in August 2024 by Hangzhou TC-Link, the WFOE and shareholder of all our operating subsidiaries in China. Our Network Maintenance Center carries out daily cybersecurity threat monitoring, risk identification and risk mitigation of system breakdown, data leakage, network attack and reputational risk as part of the Company’s overall risk management work.

Key Elements of Our Approach

1.Continuous monitoring of cybersecurity threats using data analytics and network systems.

2. Materiality assessment of incidents by senior management and the Board, with external input as needed.

3. Board oversight of cybersecurity risks and disclosure compliance.

4. Training—We maintain cybersecurity management policy and provide periodic employee training to ensure compliance and risk reporting.

Our Network Maintenance Center follows strict internal procedures to complete all cybersecurity risk assessments in-house, and we have not engaged any third-party assessors for such work as of now. We will hire qualified third-party consultants to conduct relevant assessments if needed.

We do not engage third-party vendors to undertake core cybersecurity and network operation work. For third-party partners such as logistics service providers that exchange data and documents with us, we have adopted basic isolation control measures including password-protected compressed files for file transmission to avoid plaintext transmission risks. However, we have not yet formulated formal written standardized assessment procedures and assessment reports covering third-party cybersecurity risks.

We continue to allocate resources and capital to upgrade cybersecurity systems and supporting control measures. To date, our operating performance and financial position have not been materially adversely affected by cybersecurity threats or historical security incidents.

Our board of directors bears the ultimate oversight responsibility for all cybersecurity risks, acknowledges the significance of robust cybersecurity management programs and actively participates in overseeing and reviewing our cybersecurity risk profile and exposures.

The board of directors receives reports from management on cybersecurity risks, including recent legislative developments and evolving standards on cybersecurity, key issues, priorities and challenges in our cybersecurity management, and relevant data or metrics. The board of directors also receives prompt and timely information from management regarding any significant cybersecurity incidents, as well as ongoing updates regarding any such incidents. Furthermore, in the event of any significant updates or adjustments to our cybersecurity related policies, the management will submit relevant matters to the Board of Directors for review and approval.

Management has formulated and formally issued the Company’s Cybersecurity Management policy to standardize full-cycle cybersecurity risk control. The Network Maintenance Center, under management’s supervision, undertakes daily assessment, identification and mitigation of all material cybersecurity risks following strict internal procedures.

All network equipment, corporate LAN access, data backup, virus prevention, internal account management and employee network compliance are uniformly administered by the Network Maintenance Center. Management mandates mandatory anti-virus deployment, regular system security scans and full data backup rules to guard against data leakage, network attacks and operational disruptions.

The Network Maintenance Center reports potential security vulnerabilities, abnormal network alerts and any cybersecurity incidents to senior management in a timely manner. Management oversees the implementation of all cybersecurity policies, enforces cross-departmental compliance requirements, and imposes disciplinary penalties for violations of network security rules.

Ultimate oversight responsibility for cybersecurity risks rests with the Board of Directors. The management team led by the CEO, COO and CFO is responsible for executing the Company’s cybersecurity risk management framework. For daily operational implementation, Mr. Zhinan Chen (Assistant of the General Manager’s & IT Administrator of Hangzhou TC-Link) leads the overall assessment, identification and management of risks related to cybersecurity threats. He works collaboratively within the Company and receives regular briefings on cybersecurity matters, such as report on cybersecurity incidents and responses and remedial measures.

Mr. Chen has accumulated long-term comprehensive IT operation and security management experience. During his tenure as Support Professional for Surface tablets, Mr. Chen handled terminal hardware and software failures, collected user security-related feedback and delivered optimization suggestions to product teams, laying a foundation for terminal risk identification. Since 2015, serving as General Manager Office Assistant and IT Administrator, Mr. Chen has taken charge of full-lifecycle management of corporate IT assets, Windows terminal security configuration, server and network equipment monitoring, regular system inspections, and standardized fault response mechanisms to mitigate system abnormal risks. Mr. Chen formulated standardized operation SOPs and technical manuals covering terminal security, equipment maintenance and data management, established early warning mechanisms for IT equipment and supplies to prevent unexpected system outages, regularly analyzed equipment operation data to identify potential security and stability risks in advance, and implemented preventive maintenance to reduce system failure rates. He also managed company-wide software asset compliance to avoid unauthorized software risks, handled daily network and terminal faults, and built efficient response procedures to ensure stable and secure operation of the Company’s internal network and information systems.

Our Network Maintenance Center has established standardized full-lifecycle management procedures covering the prevention, detection, mitigation and remediation of cybersecurity incidents. Core control measures include unified management of all network equipment, centralized allocation of user accounts and IP addresses, mandatory installation of anti-virus software on all terminals, regular backup of server data, periodic vulnerability scanning, and approval processes for internet access and software installation. The Network Maintenance Center monitors system anomalies around the clock, records all security issues and disposal progress, and reports to management in a timely manner. Management enforces unified employee cybersecurity compliance requirements and imposes corresponding disciplinary penalties for violations such as unauthorized network access and confidential data leakage.

The leader of Network Maintenance Center (Mr. Zhinan Chen) shall first report all cybersecurity risk information and material cybersecurity-related matters to the senior management team consisting of CEO, COO and CFO in a timely manner. The senior management team bears the executive management responsibility and will further escalate material cybersecurity risks and major incidents to the Board of Directors promptly for oversight and review.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Network Maintenance Center carries out daily cybersecurity threat monitoring, risk identification and risk mitigation of system breakdown, data leakage, network attack and reputational risk as part of the Company’s overall risk management work.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The board of directors also receives prompt and timely information from management regarding any significant cybersecurity incidents, as well as ongoing updates regarding any such incidents.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Ultimate oversight responsibility for cybersecurity risks rests with the Board of Directors. The management team led by the CEO, COO and CFO is responsible for executing the Company’s cybersecurity risk management framework. For daily operational implementation, Mr. Zhinan Chen (Assistant of the General Manager’s & IT Administrator of Hangzhou TC-Link) leads the overall assessment, identification and management of risks related to cybersecurity threats. He works collaboratively within the Company and receives regular briefings on cybersecurity matters, such as report on cybersecurity incidents and responses and remedial measures.